Share based payments (Details) - Schedule of recognized a share based charge - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of recognized a share based charge [Abstract]
EMI – Pre-modification grants	£ 182	£ 152
Unapproved – Pre-modification grants	1,763	47
Unapproved – Post-modification grants	1,814
Total	£ 3,759	£ 199